UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2003

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [   ]is a restatement.
 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Atwood & Palmer, Inc.
Address:	800 West 47th Street
		Suite 705
		Kansas City, MO 64112

13F File Number:  028-06528

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person singing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Steven N. Palmer
Title:		President
Phone:		816/931-2266
Signature, Place, and Date of Signing:




	Steven N. Palmer			Kansas City, MO		May 6, 2003

Report Type (Check only one.):

[ X ]	13F HOLDINGS REPORT

[   ]	13F NOTICE REPORT

[   ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

None




FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	55

Form 13F Information Table Value Total:	133,999

List of Other Included Managers:		None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING
AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL
DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Sealed Air Corp New Pfd $2     CNV              81211K209     7767   168917 SH       SOLE
168917
3M Co                          COM              604059105      230     1768 SH       SOLE                     1768
AOL Time Warner Inc            COM              00184A105     1989   183175 SH       SOLE
183175
Agilent Technologies           COM              00846U101      321    24400 SH       SOLE                    24400
Altria Grp                     COM              02209S103      875    29211 SH       SOLE                    29211
American Express               COM              025816109      657    19762 SH       SOLE                    19762
Amgen Inc                      COM              031162100     9819   170624 SH       SOLE                   170624
Automatic Data Proc            COM              053015103     3862   125427 SH       SOLE                   125427
BP PLC ADR                     COM              055622104     3513    91035 SH       SOLE                    91035
BankAmerica Corp               COM              06605F102     8528   127584 SH       SOLE                   127584
Berkshire Hath/B               COM              084670207      310      145 SH       SOLE                      145
Bristol-Myers Squibb           COM              110122108     1166    55186 SH       SOLE                    55186
Cablevision NY Grp             COM              12686C109      266    14000 SH       SOLE                    14000
Cerner Corp                    COM              156782104     5518   170415 SH       SOLE                   170415
ChevronTexaco Corp             COM              166764100      535     8278 SH       SOLE                     8278
Chiron Corp                    COM              170040109      648    17278 SH       SOLE                    17278
Cisco Systems                  COM              17275R102     5711   440004 SH       SOLE                   440004
Citigroup Inc                  COM              172967101     8139   236259 SH       SOLE                   236259
Coca Cola                      COM              191216100     1247    30795 SH       SOLE                    30795
Commerce Bancshares            COM              200525103      693    18952 SH       SOLE                    18952
Disney, Walt Co                COM              254687106     3116   183092 SH       SOLE                   183092
DuPont(EI) DeNemours           COM              263534109     1058    27216 SH       SOLE                    27216
Expeditors Intl Wash           COM              302130109      334     9300 SH       SOLE                     9300
Exxon Mobil                    COM              30231G102     1452    41537 SH       SOLE                    41537
Fisher Comm                    COM              337756209      225     5050 SH       SOLE                     5050
General Electric               COM              369604103     9149   358795 SH       SOLE                   358795
Genzyme Corp                   COM              372917104      607    16650 SH       SOLE                    16650
Highwoods Properties           COM              431284108     1142    55850 SH       SOLE                    55850
Int'l Business Mach            COM              459200101      667     8502 SH       SOLE                     8502
Intel                          COM              458140100     3099   190352 SH       SOLE                   190352
Jack Henry                     COM              426281101     5122   483643 SH       SOLE                   483643
Johnson & Johnson              COM              478160104     7917   136814 SH       SOLE                   136814
Merck & Co                     COM              589331107     5166    94296 SH       SOLE                    94296
Microsoft Corp                 COM              594918104     7878   325418 SH       SOLE                   325418
Motorola, Inc                  COM              620076109      322    38950 SH       SOLE                    38950
Nextel Comm                    COM              65332V103     4175   311774 SH       SOLE                   311774
Novamed Eyecare                COM              66986W108       37    30000 SH       SOLE                    30000
Paychex Inc                    COM              704326107     1934    70413 SH       SOLE                    70413
Pfizer Inc                     COM              717081103     3475   111517 SH       SOLE                   111517
Procter & Gamble               COM              742718109     1664    18681 SH       SOLE                    18681
Progressive Corp Ohio          COM              793315103      234     3950 SH       SOLE                     3950
Qualcomm Inc                   COM              747525103      298     8275 SH       SOLE                     8275
Royal Dutch Petro              COM              780257804     3556    87265 SH       SOLE                    87265
Schering-Plough                COM              806605101      330    18495 SH       SOLE                    18495
Schlumberger Ltd               COM              806857108     1917    50433 SH       SOLE                    50433
Starbucks Corp                 COM              855244109      531    20600 SH       SOLE                    20600
Student Loan Corp              COM              863902102     4236    43400 SH       SOLE                    43400
Sun Microsystems Inc           COM              866810104       68    20905 SH       SOLE                    20905
Travelers Ppty Cas Cl B        COM              894206406      174    12308 SH       SOLE                    12308
Verizon Comm                   COM              92343V104      266     7538 SH       SOLE                     7538
Wal-Mart Stores                COM              931142103      468     8996 SH       SOLE                     8996
Wyeth                          COM              983024100      808    21373 SH       SOLE                    21373
Zimmer Hldgs Inc               COM              98956P102      233     4799 SH       SOLE                     4799
Domini Social Eqty             MUT              257132100      250 12000.000SH       SOLE                12000.000
N & B Eqty Soc Respsv          MUT              641224605      298 19000.000SH       SOLE
19000.000